Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring [Member]) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Interest rate swap agreements USD ($)	Mar. 31, 2012 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Foreign currency swap agreements USD ($)	Mar. 31, 2012 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Credit derivatives held USD ($)	Mar. 31, 2012 Credit derivatives held JPY (¥)	Mar. 31, 2011 Credit derivatives held/written JPY (¥)	Mar. 31, 2012 Trading securities USD ($)	Mar. 31, 2012 Trading securities JPY (¥)	Mar. 31, 2011 Trading securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities USD ($)	Mar. 31, 2012 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2012 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2012 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Other debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2012 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2012 Other securities USD ($)	Mar. 31, 2012 Other securities JPY (¥)	Mar. 31, 2011 Other securities JPY (¥)	Mar. 31, 2012 Other securities Investment funds USD ($)	Mar. 31, 2012 Other securities Investment funds JPY (¥)	Mar. 31, 2011 Other securities Investment funds JPY (¥)	Mar. 31, 2012 Loans Held-for-Sale USD ($)		Mar. 31, 2012 Loans Held-for-Sale JPY (¥)		Mar. 31, 2012 Level 1 USD ($)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2012 Level 1 Interest rate swap agreements USD ($)	Mar. 31, 2012 Level 1 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Level 1 Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Level 1 Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Level 1 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Level 1 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Level 1 Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Level 1 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Level 1 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Level 1 Foreign currency swap agreements USD ($)	Mar. 31, 2012 Level 1 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Level 1 Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Level 1 Credit derivatives held USD ($)	Mar. 31, 2012 Level 1 Credit derivatives held JPY (¥)	Mar. 31, 2011 Level 1 Credit derivatives held/written JPY (¥)	Mar. 31, 2012 Level 1 Trading securities USD ($)	Mar. 31, 2012 Level 1 Trading securities JPY (¥)	Mar. 31, 2011 Level 1 Trading securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities Other debt securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2012 Level 1 Other securities USD ($)	Mar. 31, 2012 Level 1 Other securities JPY (¥)	Mar. 31, 2011 Level 1 Other securities JPY (¥)	Mar. 31, 2012 Level 1 Other securities Investment funds USD ($)	Mar. 31, 2012 Level 1 Other securities Investment funds JPY (¥)	Mar. 31, 2011 Level 1 Other securities Investment funds JPY (¥)	Mar. 31, 2012 Level 1 Loans Held-for-Sale USD ($)		Mar. 31, 2012 Level 1 Loans Held-for-Sale JPY (¥)		Mar. 31, 2012 Level 2 USD ($)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2012 Level 2 Interest rate swap agreements USD ($)	Mar. 31, 2012 Level 2 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Level 2 Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Level 2 Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Level 2 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Level 2 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Level 2 Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Level 2 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Level 2 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Level 2 Foreign currency swap agreements USD ($)	Mar. 31, 2012 Level 2 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Level 2 Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Level 2 Credit derivatives held USD ($)	Mar. 31, 2012 Level 2 Credit derivatives held JPY (¥)	Mar. 31, 2011 Level 2 Credit derivatives held/written JPY (¥)	Mar. 31, 2012 Level 2 Trading securities USD ($)	Mar. 31, 2012 Level 2 Trading securities JPY (¥)	Mar. 31, 2011 Level 2 Trading securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities Other debt securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2012 Level 2 Other securities USD ($)	Mar. 31, 2012 Level 2 Other securities JPY (¥)	Mar. 31, 2011 Level 2 Other securities JPY (¥)	Mar. 31, 2012 Level 2 Other securities Investment funds USD ($)	Mar. 31, 2012 Level 2 Other securities Investment funds JPY (¥)	Mar. 31, 2011 Level 2 Other securities Investment funds JPY (¥)	Mar. 31, 2012 Level 2 Loans Held-for-Sale USD ($)		Mar. 31, 2012 Level 2 Loans Held-for-Sale JPY (¥)		Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Interest rate swap agreements USD ($)	Mar. 31, 2012 Level 3 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Level 3 Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Level 3 Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Level 3 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Level 3 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Level 3 Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Level 3 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Level 3 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Level 3 Foreign currency swap agreements USD ($)	Mar. 31, 2012 Level 3 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Level 3 Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Level 3 Credit derivatives held USD ($)	Mar. 31, 2012 Level 3 Credit derivatives held JPY (¥)	Mar. 31, 2011 Level 3 Credit derivatives held/written JPY (¥)	Mar. 31, 2012 Level 3 Trading securities USD ($)	Mar. 31, 2012 Level 3 Trading securities JPY (¥)	Mar. 31, 2011 Level 3 Trading securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities Other debt securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2012 Level 3 Other securities USD ($)	Mar. 31, 2012 Level 3 Other securities JPY (¥)	Mar. 31, 2011 Level 3 Other securities JPY (¥)	Mar. 31, 2012 Level 3 Other securities Investment funds USD ($)	Mar. 31, 2012 Level 3 Other securities Investment funds JPY (¥)	Mar. 31, 2011 Level 3 Other securities Investment funds JPY (¥)	Mar. 31, 2012 Level 3 Loans Held-for-Sale USD ($)		Mar. 31, 2012 Level 3 Loans Held-for-Sale JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments																			$ 156	¥ 12,817	¥ 71,991	$ 10,786	¥ 886,487	¥ 883,410	$ 2,688	¥ 220,915	¥ 169,345	$ 698	¥ 57,359	¥ 34,968	$ 3,410	¥ 280,222	¥ 292,032	$ 1,693	¥ 139,152	¥ 222,314	$ 1,160	¥ 95,328	¥ 87,874	$ 102	¥ 8,410	¥ 5,506	$ 1,035	¥ 85,101	¥ 71,371	$ 63	¥ 5,178	¥ 10,023	$ 63	¥ 5,178	¥ 10,023	$ 236	[1]	¥ 19,397	[1]																			$ 5	¥ 384	¥ 763	$ 2,105	¥ 173,056	¥ 74,914	$ 1,282	¥ 105,353	¥ 19,995	$ 0	¥ 33	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 823	¥ 67,670	¥ 54,919	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	[1]	¥ 0	[1]																			$ 151	¥ 12,433	¥ 71,228	$ 5,716	¥ 469,776	¥ 492,820	$ 1,406	¥ 115,562	¥ 149,350	$ 698	¥ 57,326	¥ 34,968	$ 3,374	¥ 277,310	¥ 289,459	$ 0	¥ 0	¥ 0	$ 26	¥ 2,147	¥ 2,591	$ 0	¥ 0	¥ 0	$ 212	¥ 17,431	¥ 16,452	$ 63	¥ 5,178	¥ 10,023	$ 63	¥ 5,178	¥ 10,023	$ 236	[1]	¥ 19,397	[1]																			$ 0	¥ 0	¥ 0	$ 2,965	¥ 243,655	¥ 315,676	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 36	¥ 2,912	¥ 2,573	$ 1,693	¥ 139,152	¥ 222,314	$ 1,134	¥ 93,181	¥ 85,283	$ 102	¥ 8,410	¥ 5,506	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	[1]	¥ 0	[1]
Derivative assets	209	17,212	22,985	56	4,624	2,070	72	5,924	3,467	13	1,027	2,633	67	5,540	14,766	1	97	49																																						8	649	1,306	0	0	0	0	0	0	8	649	1,306	0	0	0	0	0	0																																						137	11,270	18,497	56	4,624	2,070	8	631	333	5	378	1,327	67	5,540	14,766	1	97	1																																						64	5,293	3,182	0	0	0	64	5,293	3,134	0	0	0	0	0	0	0	0	48
Financial assets	11,450	941,091	988,409																																																					2,118	174,089	76,983																																																					6,303	518,054	592,568																																																					3,029	248,948	318,858
Derivative liabilities	202	16,659	42,076	15	1,277	1,320	54	4,430	2,071	67	5,497	4,968	66	5,432	33,481	0	23	236																																						5	412	977	0	0	0	0	0	0	5	412	977	0	0	0	0	0	0																																						197	16,247	40,863	15	1,277	1,320	54	4,430	2,071	62	5,085	3,991	66	5,432	33,481	0	23	0																																						0	0	236	0	0	0	0	0	0	0	0	0	0	0	0	0	0	236
Financial liabilities	$ 202	¥ 16,659	¥ 42,076																																																					$ 5	¥ 412	¥ 977																																																					$ 197	¥ 16,247	¥ 40,863																																																					$ 0	¥ 0	¥ 236

[1]	A subsidiary elected the fair value option under ASC 825-10 ("Financial Instruments-Fair Value Option") on the loans held for sale originated on and after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥1,024 million ($12 million), for the fiscal year ended March 31, 2012. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2012, are ¥18,326 million ($223 million) and ¥19,397 million ($236 million), respectively, and the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥1,071 million ($13 million). There are no loans that are 90 days or more past due, in non-accrual status, or both.